Guarantor Financial Statements (Unaudited) Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flow from operating activities:
Net loss	$ (4,101)	$ (2,406)
Depreciation, Depletion and Amortization	722	939
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Impairment of oil and gas properties	3,787	3,104
Net gains on crude oil derivative contracts	0	(52)
Equity in losses (earnings) of consolidated subsidiaries	(7)	(1)
Other, net	151	(781)
Changes in working capital and other tax payments	188	(86)
Net cash provided by operating activities	740	717
Cash flow from investing activities:
Capital expenditures	(982)	(1,867)
Intercompany loans	0	0
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	0	0
Other, net	2	127
Net cash used in investing activities	(980)	(1,740)
Cash flow from financing activities:
Proceeds from debt	1,796	2,273
Repayments of debt	(1,442)	(802)
Intercompany loans	0	0
Net proceeds from sale of common Stock	32	0
Cash dividends and distributions paid, and contributions received	(22)	(350)
Other, net	(17)	(13)
Net cash provided by financing activities	347	1,108
Net increase in cash and cash equivalents	107	85
Increase in cash and cash equivalents held for sale	(50)	(62)
Cash and cash equivalents at beginning of year	195	317
Cash and cash equivalents at end of period	252	340
FCX Issuer [Member]
Cash flow from operating activities:
Net loss	(4,184)	(2,474)
Depreciation, Depletion and Amortization	1	1
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Impairment of oil and gas properties	0	0
Net gains on crude oil derivative contracts		0
Equity in losses (earnings) of consolidated subsidiaries	2,286	1,951
Other, net	128	(701)
Changes in working capital and other tax payments	1,652	1,171
Net cash provided by operating activities	(117)	(52)
Cash flow from investing activities:
Capital expenditures	0	0
Intercompany loans	(561)	(905)
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	358	310
Other, net	0	0
Net cash used in investing activities	(203)	(595)
Cash flow from financing activities:
Proceeds from debt	1,060	1,515
Repayments of debt	(750)	(530)
Intercompany loans	0	0
Net proceeds from sale of common Stock	32
Cash dividends and distributions paid, and contributions received	(4)	(327)
Other, net	(18)	(11)
Net cash provided by financing activities	320	647
Net increase in cash and cash equivalents	0	0
Increase in cash and cash equivalents held for sale	0	0
Cash and cash equivalents at beginning of year	0	0
Cash and cash equivalents at end of period	0	0
FM O&G LLC Guarantor [Member]
Cash flow from operating activities:
Net loss	(3,643)	(3,084)
Depreciation, Depletion and Amortization	51	119
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Impairment of oil and gas properties	1,291	1,062
Net gains on crude oil derivative contracts		(52)
Equity in losses (earnings) of consolidated subsidiaries	2,704	2,359
Other, net	7	6
Changes in working capital and other tax payments	(442)	(580)
Net cash provided by operating activities	(32)	(170)
Cash flow from investing activities:
Capital expenditures	(244)	(302)
Intercompany loans	(377)	(400)
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	(41)	(14)
Other, net	2	0
Net cash used in investing activities	(660)	(716)
Cash flow from financing activities:
Proceeds from debt	0	0
Repayments of debt	0	0
Intercompany loans	716	903
Net proceeds from sale of common Stock	0
Cash dividends and distributions paid, and contributions received	0	0
Other, net	(24)	(18)
Net cash provided by financing activities	692	885
Net increase in cash and cash equivalents	0	(1)
Increase in cash and cash equivalents held for sale	0	0
Cash and cash equivalents at beginning of year	0	1
Cash and cash equivalents at end of period	0	0
Non-Guarantor Subsidiaries [Member]
Cash flow from operating activities:
Net loss	(4,898)	(4,699)
Depreciation, Depletion and Amortization	677	835
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Impairment of oil and gas properties	2,483	2,042
Net gains on crude oil derivative contracts		0
Equity in losses (earnings) of consolidated subsidiaries	3,630	3,530
Other, net	16	(86)
Changes in working capital and other tax payments	(1,024)	(683)
Net cash provided by operating activities	884	939
Cash flow from investing activities:
Capital expenditures	(736)	(1,565)
Intercompany loans	0	0
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	35	32
Other, net	0	127
Net cash used in investing activities	(701)	(1,406)
Cash flow from financing activities:
Proceeds from debt	736	758
Repayments of debt	(692)	(272)
Intercompany loans	222	402
Net proceeds from sale of common Stock	42
Cash dividends and distributions paid, and contributions received	(373)	(319)
Other, net	(11)	(16)
Net cash provided by financing activities	(76)	553
Net increase in cash and cash equivalents	107	86
Increase in cash and cash equivalents held for sale	(50)	(62)
Cash and cash equivalents at beginning of year	195	316
Cash and cash equivalents at end of period	252	340
Eliminations [Member]
Cash flow from operating activities:
Net loss	8,624	7,851
Depreciation, Depletion and Amortization	(7)	(16)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Impairment of oil and gas properties	13	0
Net gains on crude oil derivative contracts		0
Equity in losses (earnings) of consolidated subsidiaries	(8,627)	(7,841)
Other, net	0	0
Changes in working capital and other tax payments	2	6
Net cash provided by operating activities	5	0
Cash flow from investing activities:
Capital expenditures	(2)	0
Intercompany loans	938	1,305
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	(352)	(328)
Other, net	0	0
Net cash used in investing activities	584	977
Cash flow from financing activities:
Proceeds from debt	0	0
Repayments of debt	0	0
Intercompany loans	(938)	(1,305)
Net proceeds from sale of common Stock	(42)
Cash dividends and distributions paid, and contributions received	355	296
Other, net	36	32
Net cash provided by financing activities	(589)	(977)
Net increase in cash and cash equivalents	0	0
Increase in cash and cash equivalents held for sale	0	0
Cash and cash equivalents at beginning of year	0	0
Cash and cash equivalents at end of period	$ 0	$ 0